Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2018 Unit	Dec. 31, 2017 Unit	Dec. 31, 2016 Unit	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company	2	2	3
Impairment loss on intangible assets excluding licensed copyrights				$ 0.7	¥ 5	¥ 139	¥ 1
Amortization expense of intangible assets and licensed copyrights				$ 1,800.0	¥ 12,500	¥ 7,900	¥ 4,900